Events After The Reporting Date - Additional Information (Detail) € / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Apr. 25, 2023 EUR (€) € / shares shares	Nov. 30, 2022 shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 25, 2023 USD ($) shares	Jan. 01, 2021 EUR (€)
Exit fee percentage numerator percentage of invested capital
Proceeds from issuing shares				€ 11,201,000	€ 66,542,000	€ 65,143,000
Issued capital				€ 5,668,000	€ 5,243,000
RSU Program 2022 [member]
Exit fee percentage numerator percentage of invested capital
Number of shares reserved for issue under options and contracts for sale of shares | shares		262,147
Share based compensation arrangement award vesting period		4 years
Award vesting rights, percentage		25.00%
Bearer Shares [member]
Exit fee percentage numerator percentage of invested capital
Number Of Shares Issued | shares				425,443
Issued capital				€ 5,668,391				€ 5,242,948
Non adjusting events after reporting period | Subscription Agreement [member]
Exit fee percentage numerator percentage of invested capital
Share Price | € / shares	€ 22.019
Proceeds from issuing shares	€ 12,400,000
Non adjusting events after reporting period | Subscription Agreement [member] | Affiliates One [Member]
Exit fee percentage numerator percentage of invested capital
Number Of Shares Issued | shares	401,309						401,309
Percentage of shareholding	6.40%						6.40%
Non adjusting events after reporting period | Subscription Agreement [member] | Affiliates Two [Member]
Exit fee percentage numerator percentage of invested capital
Number Of Shares Issued | shares	163,915						163,915
Percentage of shareholding	2.60%						2.60%
Non adjusting events after reporting period | Subscription Agreement [member] | Bearer Shares [member]
Exit fee percentage numerator percentage of invested capital
Number Of Shares Issued | shares	565,224						565,224
Issued capital	€ 6,233,615
Non adjusting events after reporting period | Credit Agreement [member]
Exit fee percentage numerator percentage of invested capital
Borrowings covenant minimum average weekly liquidity | $			$ 10
Non adjusting events after reporting period | Credit Agreement [member] | Mynaric USA [member]
Exit fee percentage numerator percentage of invested capital
Credit amount	€ 74,250,000
Borrowings, maturity	five-year
Notional amount | $							$ 75
Percentage of original issue discount	1.00%						1.00%
Borrowings floor rate	2.00%						2.00%
Borrowings, adjustment to interest rate basis	10.00%						10.00%
Percentage of interest paid in kind	3.00%						3.00%
Percentage of exit fee charged to invested capital	200.00%
Non adjusting events after reporting period | Credit Agreement [member] | Mynaric USA [member] | Third Anniversary [Member]
Exit fee percentage numerator percentage of invested capital
Percentage of exit fee charged to invested capital	180.00%
Non adjusting events after reporting period | Credit Agreement [member] | Mynaric USA [member] | Fourth Anniversary [Member]
Exit fee percentage numerator percentage of invested capital
Percentage of exit fee charged to invested capital	185.00%